Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of debt outstanding
The debt outstanding and the carrying value recorded in the Consolidated Balance Sheets at December 31, 2023 and 2022 was comprised as follows (in thousands):

		December 31, 2023		December 31, 2022
	Commitment	Carrying Value	Fair Value	Carrying Value	Fair Value
Senior notes due 2029	$500,000	$497,525	$484,790	$497,073	$462,521
Senior notes due 2026	€750,000	829,304	790,081	794,368	721,807
Junior subordinated notes due 2050	$500,000	494,832	432,685	494,638	428,250
Capital efficient notes due 2066	$61,924	61,924	55,237	61,924	54,247
Debt		$1,883,585	$1,762,793	$1,848,003	$1,666,825